LOAN PAYABLE (Details Textual) (USD $)	0 Months Ended		3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Jul. 08, 2013	Feb. 06, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Feb. 05, 2013
LOAN PAYABLE [Line Items]
Proceeds from Issuance of Long-term Debt, Total			$ 0	$ 857,267	$ 3,925,066	$ 0	$ 3,925,066	$ 3,925,066
Interest Expense, Total			25,327	3,711	58,134	0	58,134	83,461
CIRM Loan Agreement [Member]
LOAN PAYABLE [Line Items]
Debt Instrument, Face Amount									19,782,136
Maximum Payback Percentage of Loan Amount to be Paid upon Achievement of Certain Revenue Thresholds			500.00%		500.00%
Base Rate for Computation of Interest Rate			2.00%		2.00%
Increase In Base Rate after Fifth Year for Computation of Interest Rate			1.00%		1.00%
Maximum Increase In Base Rate in Tenth Year for Computation of Interest Rate			5.00%		5.00%
Annual Amount to be Deducted from Loan for Due Diligence Costs			16,667		16,667		16,667	16,667
Deferred Finance Costs, Noncurrent, Gross			36,667		36,667		36,667	36,667
Amortization of Financing Costs			1,834	1,414	6,722	0	6,722	8,556
Deferred Finance Costs, Noncurrent, Net			28,111		29,945		29,945	28,111
Amortization Period of Finance Cost			3 years 10 months 24 days		4 years 1 month 6 days
Proceeds from Issuance of Long-term Debt, Total	3,067,799	857,267
Debt Instrument, Interest Rate at Period End	2.50%	2.80%
Interest Expense, Total			$ 25,327	$ 3,711	$ 58,134		$ 58,134	$ 83,461